ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 46,837	$ 50,523
Commitments for disbursements in project	$ 5,262	$ 20,991
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Waste management and circular economy	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 3,241	$ 104
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 1,222
Estimated completion date of project	2025	2025
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Water management and wastewater treatment	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 1,692	$ 0
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 511
Estimated completion date of project	2025	2025
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Emissions, environmental monitoring, and control	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 0	$ 2,516
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 511	$ 5,070
Estimated completion date of project	2026	2025
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Emissions, environmental monitoring, and control	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 17,743	$ 4,256
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 8,816
Estimated completion date of project	2026	2025
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Waste management and circular economy	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 13,811	$ 16,822
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2026	2025
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Water management and wastewater treatment	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 636	$ 17,365
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating costs
Commitments for disbursements in project	$ 455	$ 0
Estimated completion date of project	2026	2025
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Biodiversity and ecosystem conservation	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 441	$ 1,799
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 826	$ 270
Estimated completion date of project	2026	2025
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental emergencies and safety	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 97	$ 0
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 510	$ 553
Estimated completion date of project	2026	2025
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental emergencies and safety	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 228	$ 223
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating costs
Commitments for disbursements in project	$ 0	$ 127
Estimated completion date of project	2025	2025
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Biodiversity and ecosystem conservation	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,326	$ 2,372
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 1,031	$ 1,881
Estimated completion date of project	2026	2025
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Education, Certification and ESG Governance	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 470	$ 496
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 449	$ 41
Estimated completion date of project	2026	2025
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Water management and wastewater treatment	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 315	$ 150
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Properties, plants and equipments
Commitments for disbursements in project	$ 283	$ 2,500
Estimated completion date of project	2026	2025
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Water management and wastewater treatment	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 434	$ 803
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating costs
Commitments for disbursements in project	$ 36	$ 0
Estimated completion date of project	2026	2025
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Waste management and circular economy	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 3,750	$ 3,249
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2026	2024
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Renewable energy and energy efficiency	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 300	$ 368
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Properties, plants and equipments
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2025	2024
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Emissions, environmental monitoring, and control
Disclosure of status of project	In process
Environmental disbursements	$ 97
Description of nature of disbursement	Expense
Detailed description of nature of disbursement	Operating costs
Commitments for disbursements in project	$ 372
Estimated completion date of project	2026
Environmental disbursement seventeen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Waste management and circular economy
Disclosure of status of project	In process
Environmental disbursements	$ 256
Description of nature of disbursement	Expense
Detailed description of nature of disbursement	Operating costs
Commitments for disbursements in project	$ 500
Estimated completion date of project	2026
Environmental disbursement eighteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Water management and wastewater treatment
Disclosure of status of project	In process
Environmental disbursements	$ 1,907
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Properties, plants and equipments
Commitments for disbursements in project	$ 78
Estimated completion date of project	2026
Environmental disbursement ninteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Emissions, environmental monitoring, and control
Disclosure of status of project	In process
Environmental disbursements	$ 93
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Properties, plants and equipments
Commitments for disbursements in project	$ 211
Estimated completion date of project	2026